AST AQR LARGE-CAP PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 91.5%
Common Stocks
Aerospace & Defense — 0.2%
Raytheon Co.	15,611	$2,047,383
Airlines — 2.2%
Alaska Air Group, Inc.	327,779	9,331,868
Delta Air Lines, Inc.(a)	159,778	4,558,466
United Airlines Holdings, Inc.*(a)	197,830	6,241,537
		20,131,871
Banks — 0.9%
Comerica, Inc.	20,644	605,695
Fifth Third Bancorp	447,183	6,640,667
JPMorgan Chase & Co.	7,857	707,366
		7,953,728
Beverages — 0.1%
PepsiCo, Inc.(a)	7,637	917,204
Biotechnology — 6.9%
AbbVie, Inc.(a)	166,403	12,678,245
Alexion Pharmaceuticals, Inc.*	5,055	453,888
Amgen, Inc.	70,271	14,246,040
Biogen, Inc.*	42,033	13,298,401
Gilead Sciences, Inc.	180,269	13,476,910
Incyte Corp.*	63,489	4,649,300
Vertex Pharmaceuticals, Inc.*	23,532	5,599,439
		64,402,223
Building Products — 0.4%
Johnson Controls International PLC	145,195	3,914,457
Capital Markets — 0.5%
Moody’s Corp.	6,231	1,317,857
MSCI, Inc.(a)	3,266	943,743
S&P Global, Inc.	9,542	2,338,267
		4,599,867
Chemicals — 0.2%
DuPont de Nemours, Inc.	28,531	972,907
LyondellBasell Industries NV (Class A Stock)	26,012	1,290,976
		2,263,883
Commercial Services & Supplies — 0.1%
Waste Management, Inc.(a)	12,690	1,174,586
Communications Equipment — 0.8%
Cisco Systems, Inc.	158,878	6,245,494
F5 Networks, Inc.*	14,780	1,575,992
		7,821,486
Construction & Engineering — 0.8%
Quanta Services, Inc.(a)	245,314	7,783,813
Consumer Finance — 2.4%
Discover Financial Services	311,960	11,127,613
Synchrony Financial	697,926	11,229,630
		22,357,243
	Shares	Value
Common Stocks (continued)
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*(a)	82,551	$15,092,799
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.(a)	73,722	3,961,083
Electric Utilities — 0.1%
Evergy, Inc.	14,846	817,272
Pinnacle West Capital Corp.	4,479	339,464
		1,156,736
Electrical Equipment — 0.2%
Eaton Corp. PLC	18,688	1,451,871
Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	79,222	7,389,036
Entertainment — 2.2%
Activision Blizzard, Inc.	137,634	8,186,470
Electronic Arts, Inc.*	120,806	12,101,137
		20,287,607
Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.	32,946	7,173,992
Crown Castle International Corp.	41,847	6,042,707
Equinix, Inc.	8,213	5,129,593
Prologis, Inc.	70,261	5,646,877
Public Storage	23,068	4,581,535
Simon Property Group, Inc.(a)	51,072	2,801,810
		31,376,514
Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	24,244	6,912,692
Kroger Co. (The)	93,856	2,826,943
Sysco Corp.(a)	102,809	4,691,174
Walgreens Boots Alliance, Inc.	98,996	4,529,067
Walmart, Inc.(a)	142,844	16,229,935
		35,189,811
Food Products — 1.6%
Hershey Co. (The)	35,918	4,759,135
Tyson Foods, Inc. (Class A Stock)	180,578	10,450,049
		15,209,184
Health Care Equipment & Supplies — 0.1%
Hologic, Inc.*	24,730	868,023
Health Care Providers & Services — 6.2%
AmerisourceBergen Corp.	102,681	9,087,269
Anthem, Inc.	24,521	5,567,248
Cardinal Health, Inc.(a)	103,896	4,980,774
HCA Healthcare, Inc.	33,689	3,026,957
Humana, Inc.(a)	47,660	14,966,193
Laboratory Corp. of America Holdings*	5,029	635,615
UnitedHealth Group, Inc.	27,548	6,869,920
Universal Health Services, Inc. (Class B Stock)	134,847	13,360,641
		58,494,617
Hotels, Restaurants & Leisure — 0.2%
Starbucks Corp.	25,444	1,672,689
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AST AQR LARGE-CAP PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products — 3.8%
Church & Dwight Co., Inc.	13,443	$862,771
Colgate-Palmolive Co.	199,858	13,262,577
Kimberly-Clark Corp.	37,194	4,755,997
Procter & Gamble Co. (The)	156,149	17,176,390
		36,057,735
Insurance — 2.9%
Allstate Corp. (The)	143,804	13,191,141
American International Group, Inc.	41,730	1,011,953
Everest Re Group Ltd.(a)	54,634	10,512,674
Travelers Cos., Inc. (The)	9,084	902,495
Willis Towers Watson PLC	7,219	1,226,147
		26,844,410
Interactive Media & Services — 5.2%
Alphabet, Inc. (Class A Stock)*(a)	6,145	7,140,183
Alphabet, Inc. (Class C Stock)*	12,773	14,852,572
Facebook, Inc. (Class A Stock)*	163,462	27,265,461
		49,258,216
Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	12,583	24,533,327
IT Services — 4.2%
Akamai Technologies, Inc.*(a)	76,154	6,967,329
Cognizant Technology Solutions Corp. (Class A Stock)	104,497	4,855,976
Leidos Holdings, Inc.	38,594	3,537,140
Mastercard, Inc. (Class A Stock)	70,415	17,009,447
VeriSign, Inc.*	40,310	7,259,428
Visa, Inc. (Class A Stock)(a)	524	84,427
		39,713,747
Life Sciences Tools & Services — 0.5%
IQVIA Holdings, Inc.*	39,589	4,270,070
Media — 0.1%
ViacomCBS, Inc. (Class B Stock)(a)	88,810	1,244,228
Multiline Retail — 1.2%
Target Corp.	121,702	11,314,635
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	165,645	7,439,117
Pharmaceuticals — 6.5%
Allergan PLC	17,978	3,183,904
Eli Lilly & Co.	2,224	308,513
Johnson & Johnson(a)	109,887	14,409,482
Merck & Co., Inc.	254,012	19,543,683
Mylan NV*(a)	528,800	7,884,408
Pfizer, Inc.	421,342	13,752,603
Zoetis, Inc.	13,356	1,571,868
		60,654,461
Professional Services — 0.9%
Robert Half International, Inc.(a)	233,349	8,808,925
Semiconductors & Semiconductor Equipment — 6.9%
Applied Materials, Inc.	259,551	11,892,627
Intel Corp.(a)	151,170	8,181,321
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	28,029	$6,726,960
Micron Technology, Inc.*	251,371	10,572,664
NVIDIA Corp.(a)	4,922	1,297,439
Qorvo, Inc.*	114,673	9,246,084
QUALCOMM, Inc.	94,076	6,364,241
Skyworks Solutions, Inc.(a)	120,758	10,793,350
		65,074,686
Software — 8.7%
Adobe, Inc.*	29,301	9,324,750
Cadence Design Systems, Inc.*	44,375	2,930,525
Intuit, Inc.	47,210	10,858,300
Microsoft Corp.	253,285	39,945,577
NortonLifeLock, Inc.	587,621	10,994,389
Oracle Corp.	160,024	7,733,960
		81,787,501
Specialty Retail — 3.2%
Best Buy Co., Inc.	178,570	10,178,490
Home Depot, Inc. (The)	98,383	18,369,090
L Brands, Inc.(a)	53,746	621,304
Ross Stores, Inc.	5,179	450,417
Tractor Supply Co.	6,034	510,175
		30,129,476
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	156,185	39,716,284
HP, Inc.	94,031	1,632,378
Seagate Technology PLC	196,869	9,607,207
Xerox Holdings Corp.	545,235	10,326,751
		61,282,620
Tobacco — 1.5%
Altria Group, Inc.	151,763	5,868,675
Philip Morris International, Inc.	111,243	8,116,289
		13,984,964

Total Long-Term Investments (cost $915,491,603)		859,915,832
Short-Term Investments — 21.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	64,016,144	64,016,144
PGIM Institutional Money Market Fund (cost $139,810,924; includes $139,746,109 of cash collateral for securities on loan)(b)(w)	140,195,000	139,970,688

Total Short-Term Investments (cost $203,827,068)		203,986,832

TOTAL INVESTMENTS—113.2% (cost $1,119,318,671)		1,063,902,664

Liabilities in excess of other assets(z) — (13.2)%		(123,801,990)

Net Assets — 100.0%		$940,100,674

A2

AST AQR LARGE-CAP PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $135,768,652; cash collateral of $139,746,109 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
475	S&P 500 E-Mini Index	Jun. 2020	$61,030,375	$1,885,683
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3